Postretirement Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2014	May. 31, 2015
Medicare
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Reimbursement from medicare	$ 37,000
Minimum | POSTRETIREMENT BENEFITS
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year		$ 900,000
Estimated benefits payable in the second year		900,000
Estimated benefits payable in the third year		900,000
Estimated benefits payable in the fourth year		900,000
Estimated benefits payable in the fifth year		900,000
Estimated benefits payable in the years thereafter		7,500,000
Maximum | POSTRETIREMENT BENEFITS
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year		1,200,000
Estimated benefits payable in the second year		1,200,000
Estimated benefits payable in the third year		1,200,000
Estimated benefits payable in the fourth year		1,200,000
Estimated benefits payable in the fifth year		$ 1,200,000